Investment in Cauchari-Olaroz Project - Schedule of Gain on 2020 Cauchari Transaction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Gain on the 2020 Cauchari Transaction	$ 288	$ 74,492
After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Gain on early repayment of the $40,000 loans	19,608
Reversal of the effect of discounting of the $40,000 loans	(9,608)
Carrying values of the Company’s diluted share of Investment in Minera Exar and Exar Capital	(18,050)
Gain on the 2020 Cauchari Transaction	288
Minera Exar S.A. | After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Company’s share of the increase in share capital	8,000
Exar Capital B.V. | After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Company’s share of the increase in share capital	$ 338